Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
LOSS PER COMMON SHARE [Abstract]
Loss per share, basic and diluted

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(165,910)	$(303,823)	$(134,112)
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(10,421)	(15,909)	(16,202)
Tender Offer – Redemption of preferred stock Series G and H including $972 and $5,063 of undeclared preferred dividend cancelled for the year ended December 31, 2017 and December 31, 2016, respectively	1,033	46,627	—
Loss available to Navios Holdings common stockholders, basic and diluted	$(175,298)	$(273,105)	$(150,314)

Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings stockholders — adjusted weighted shares	116,673,459	107,366,783	105,896,235

Basic and diluted net loss per share attributable to Navios Holdings stockholders	$(1.50)	$(2.54)	$(1.42)